Dreyfus Strategic Beta U.S. Equity Fund
FUND SUMMARY
Investment Objective
The fund seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.  More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 14 of this prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Strategic Beta U.S. Equity Fund	Class A		Class C	Class I	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	[1]	1.00%	none	none
[1]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Strategic Beta U.S. Equity Fund		Class A	Class C	Class I	Class Y
Management fees		0.35%	0.35%	0.35%	0.35%
Distribution (12b-1) fees		none	0.75%	none	none
Other expenses (including shareholder services fees)	[1]	0.60%	0.60%	0.35%	0.25%
Total annual fund operating expenses		0.95%	1.70%	0.70%	0.60%
Fee waiver and/or expense reimbursement	[2]	(0.20%)	(0.20%)	(0.20%)	(0.10%)
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)		0.75%	1.50%	0.50%	0.50%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until October 1, 2015, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .50%. On or after October 1, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.  The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Dreyfus Strategic Beta U.S. Equity Fund (USD $)	1 Year	3 Years
Class A	647	842
Class C	253	516
Class I	51	204
Class Y	51	182

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Dreyfus Strategic Beta U.S. Equity Fund (USD $)	1 Year	3 Years
Class A	647	842
Class C	153	516
Class I	51	204
Class Y	51	182

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.

Principal Investment Strategy
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of U.S. companies.  The fund considers U.S. companies to be those companies organized or with their principal place of business, or majority of assets or business, in the United States.  The fund generally will hold stocks that have market capitalizations in excess of $4 billion, to the extent that this is consistent with market conditions.  The fund's benchmark is the Standard & Poor's® 500 Composite Stock Price Index, a free float-adjusted, market capitalization-weighted index of 500 common stocks chosen to reflect the industries of the U.S. economy.

Mellon Capital Management Corporation, an affiliate of The Dreyfus Corporation, is the fund's subadviser.  Mellon Capital applies a systematic, quantitative investment approach designed to identify and exploit relative misvaluations of the stock prices of U.S. companies based on their economic fundamentals.

The fund's portfolio managers use a proprietary methodology designed to rank and select stocks of U.S. companies based on fundamental company information.  In this manner, the portfolio managers employ a "strategic beta" strategy to select and weight stocks for the fund's portfolio using characteristics other than market capitalization.  "Beta" is a measure of risk, specifically of the difference between a security's return and that of a benchmark such as the fund's benchmark index.  The portfolio managers first weight each stock based on the company's economic size determined by a combination of accounting metrics, including sales, earnings before interest, taxation, depreciation and amortization (EBITDA), and net total payout (including dividends and share repurchases).  By weighting stocks based on the company's economic size instead of market capitalization, the fund's portfolio managers seek to focus on companies with more attractive valuations for inclusion in the fund's portfolio.  Next, companies are ranked based on the quality and growth of their earnings.  These metrics seek to identify high quality companies with sustainable and growing earnings and consistency of performance relative to the stocks of U.S. companies in general.  A company's sales and earnings and earnings quality and earnings growth contribute, in part, to its overall beta.  The final step in the portfolio construction process is to exclude companies with the lowest expected performance based on the above metrics of earnings quality and earnings growth.  The weights of the excluded companies are then reallocated to the remaining companies in the portfolio.  Limitations may be placed on the weight of an individual stock in the fund's portfolio for diversification purposes.

The fund's portfolio managers manage risk by diversifying across companies and industries, seeking to limit the potential adverse impact from any one stock or industry.  The fund's portfolio is rebalanced semi-annually, using the above-described construction methodology.

Principal Risks
An investment in the fund is not a bank deposit.  It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.  It is not a complete investment program.  The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

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Risks of stock investing.  Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods.  There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices.  The market value of a stock may decline due to general market conditions or because of factors that affect the particular company or the company's industry.

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Industry and market sector risk.  The fund may significantly overweight or underweight, relative to its benchmark index, certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

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Growth and value stock risk.  By investing in a mix of growth and value companies, the fund assumes the risks of both.  Investors often expect growth companies to increase their earnings at a certain rate.  If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase.  In addition, growth stocks may lack the dividend yield that may cushion stock prices in market downturns.  Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth, or the expected value was misgauged.  They also may decline in price even though in theory they are already undervalued.

Performance
As a new fund, past performance information is not available for the fund as of the date of this prospectus.  Annual performance returns provide some indication of the risks of investing in the fund by showing changes in performance from year to year.  Comparison of fund performance to an appropriate index indicates how the fund's average annual total returns compare with those of a broad measure of market performance.  The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Within a reasonable period of time after the fund commences operations, performance information will be available at www.dreyfus.com.